DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - Seamless Group Inc [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 13, 2021
Due from related party		$ 4,483,228	$ 2,891,286
Dynamic Indonesia Holdings Ltd [Member]
Deconsolidation, Related Party, Description	In March 2021, the third party has converted that borrowing into 51% of the equity interest in Dynamic Indonesia Holdings Limited.
Ownership percentage	51.00%
Related Party [Member]
Due from related party		$ 4,483,228	$ 2,891,286
Dynamic Indonesia Holdings Limited [Member] | Related Party [Member]
Due from related party				$ 1,000,000